INSURANCE - Reinsurance contract liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	$ (6,625)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(40,433)	$ (6,625)
Liability for incurred claim
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(13,131)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(41,453)	(13,131)
Reinsurance contract liabilities
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(187,838)	(149,504)
Allocation of reinsurance premiums	(148,589)	(410,689)
Insurance revenue	36,990	12,268
Net income (expenses) from reinsurance contracts held	(111,599)	(398,421)
IAS29 + finance income from reinsurance contracts held	80,282	109,725
Total amounts recognised in comprehensive income	(31,317)	(288,696)
Premiums paid net of ceding commissions and other directly attributable expenses paid	251,858	279,798
Recoveries from reinsurance	(37,735)	(29,436)
Total cash flows	214,123	250,362
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(5,032)	(187,838)
Reinsurance contract liabilities | Remaining coverage
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(192,886)	(158,019)
Allocation of reinsurance premiums	(148,589)	(410,689)
Net income (expenses) from reinsurance contracts held	(148,589)	(410,689)
IAS29 + finance income from reinsurance contracts held	79,778	109,240
Total amounts recognised in comprehensive income	(68,811)	(301,449)
Premiums paid net of ceding commissions and other directly attributable expenses paid	251,858	279,798
Recoveries from reinsurance	(14,955)	(13,216)
Total cash flows	236,903	266,582
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(24,794)	(192,886)
Reinsurance contract liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	5,048	8,515
Insurance revenue	36,990	12,268
Net income (expenses) from reinsurance contracts held	36,990	12,268
IAS29 + finance income from reinsurance contracts held	504	485
Total amounts recognised in comprehensive income	37,494	12,753
Recoveries from reinsurance	(22,780)	(16,220)
Total cash flows	(22,780)	(16,220)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	$ 19,762	$ 5,048